Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Stock Warrants Fair Value Assumptions

The Company estimated the fair value of the preferred stock warrants using the Black-Scholes option pricing model based on the following assumptions:

	December 31, 2011	December 31, 2012
Expected volatility	67%	60%
Expected term (in years)	6.0 -10.0	5.0-10.0
Risk-free interest rate	1.09%-1.89%	0.72%-1.78%
Expected dividend yield	0%	0%
Estimated fair value of Series A-1 Preferred Stock	$0.46	$0.45
Estimated fair value of Series C Preferred Stock	$0.32	$0.34